Long-term Debt	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Long-term Debt

7. Long-term Debt:

The amounts shown in the accompanying Consolidated Balance Sheets at December 31, 2022 and June 30, 2023, are analyzed as follows:

	December 31,	June 30,
Vessel (Borrower)	2022	2023
(a) “Pyxis Malou” (Fourthone)	$6,616	$—
(b) “Pyxis Theta” (Seventhone)	12,550	11,950
(c) “Pyxis Epsilon” (Eighthone)	14,900	14,300
(d) “Pyxis Karteria” (Tenthone)	11,800	15,050
(e) “Pyxis Lamda” (Eleventhone)	19,884	18,253
Total	$65,750	$59,553

	December 31,	June 30,
	2022	2023

Current portion	$6,100	$5,776
Less: Current portion of deferred financing costs	(271)	(217)
Current portion of long-term debt, net of deferred financing costs, current	$5,829	$5,559

Long-term portion	$59,650	$53,777
Less: Non-current portion of deferred financing costs	(603)	(391)
Long-term debt, net of current portion and deferred financing costs, non-current	$59,047	$53,386

(a)&(e) On December 20, 2021, Fourthone and Eleventhone concluded as joint and several borrowers a loan agreement with Alpha Bank in order to refinance the existing facility of the “Pyxis Malou” and to partly finance the acquisition of the “Pyxis Lamda”.

On the same date, Fourthone drew down an amount of $7,320 and fully settled the previous loan facility outstanding balance of $7,320. On March 23, 2023, pursuant to the sale agreement with an unaffiliated third party we delivered “Pyxis Malou” to her buyer. The aggregate gross sale price was $24.8 million from which $6.4 million was used for the prepayment of the respective loan facility and $0.75 million to prepay part of the outstanding loan for the “Pyxis Lamda”. As of June 30, 2023, the loan balance of Pyxis Malou has been fully settled.

Upon delivery of “Pyxis Lamda”, on December 20, 2021, Eleventhone drew down an amount of $21,680. As of June 30, 2023, the outstanding balance of the Eleventhone loan of $18,253 is repayable in 14 consecutive quarterly installments of $431.67 each, the first falling due in September 2023, and the last installment accompanied by a balloon payment of $12,210 falling due in December 2026.

The loan bears interest at SOFR plus a margin of 3.15% per annum.

Standard loan covenants include, among others, a minimum liquidity and a minimum required Security Cover Ratio (“MSC”). The facility imposes certain customary covenants and restrictions with respect to, among other things, the borrower’s ability to distribute dividends, incur additional indebtedness, create liens, change its share capital, engage in mergers, or sell the vessel and a minimum collateral value to outstanding loan principal. Certain major covenants include, as defined in such agreements:

Covenants:

●	The borrower undertook to maintain minimum deposit with the bank of $750 at all times, (which shall be reduced to the amount of $500, upon receipt of time charter employment for a period of at least six months).
●	The ratio of the corporate guarantor’s total liabilities (exclusive of the Promissory Note) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrowers are entitled to distribute dividends to Pyxis. As of June 30, 2023, the requirement was met as such ratio was 34.4%, or 40.6% lower than the required threshold.
●	MSC is to be at least 125% of the respective outstanding loan balance.
●	No change of control shall be made directly or indirectly in the ownership, beneficial ownership, control or management of any of the borrower and the corporate guarantor or any share therein or the vessels, as a result of which less than 100% of the shares and voting rights in each borrower are owned by the corporate guarantor or less than 25% of the shares and voting rights in the corporate guarantor will remain in the ultimate legal and beneficial ownership of the beneficial shareholders.

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

7. Long-term Debt: – Continued:

(b) On July 8, 2020, Seventhone entered into a $15,250 secured loan agreement with Alpha Bank, for the purpose of refinancing the outstanding indebtedness of $11,293 under the previous loan facility, which was fully settled on the same day. As of June 30, 2023, the outstanding balance of the Seventhone loan of $11,950 is repayable in nine consecutive quarterly installments of $300 each, the first falling due in August 2023, and the last installment accompanied by a balloon payment of $9,250 falling due in July 2025. The loan bears interest at SOFR plus a margin of 3.35% per annum.

Standard loan covenants include, among others, a minimum liquidity and a MSC. The facility imposes certain customary covenants and restrictions with respect to, among other things, the borrower’s ability to distribute dividends, incur additional indebtedness, create liens, change its share capital, engage in mergers, or sell the vessel and a minimum collateral value to outstanding loan principal. Certain major covenants include, as defined in such agreement:

Covenants:

●	The borrower undertakes to maintain minimum deposit with the bank of $500 at all times.
●	The ratio of the corporate guarantor’s total liabilities (exclusive of the Promissory Note) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrower is entitled to distribute dividends to Pyxis. As of June 30, 2023, the requirement was met as such ratio was 34.4%, or 40.6% lower than the required threshold.
●	MSC is to be at least 125% of the respective outstanding loan balance.
●	No change shall be made directly or indirectly in the ownership, beneficial ownership, control or management of Seventhone or of the Company or any share therein or the “Pyxis Theta”, as a result of which less than 100% of the shares and voting rights in Seventhone or less than 20% of the shares and voting rights in the corporate guarantor remain in the ultimate legal and beneficial ownership of the beneficial shareholders.

(c) As of June 30, 2023, the outstanding balance of Eighthone loan amounted to $14,300 and is repayable in 11 quarterly installments of $300 each, the first due in September 2023, and the last installment accompanied by a balloon payment of $11,000 due in March 2026. The loan bears interest at SOFR plus a margin of 3.35% per annum.

Standard loan covenants include, among others, a minimum liquidity and a MSC. The facility imposes certain customary covenants and restrictions with respect to, among other things, the borrower’s ability to distribute dividends, incur additional indebtedness, create liens, change its share capital, engage in mergers, or sell the vessel and a minimum collateral value to outstanding loan principal. Certain major covenants include, as defined in such agreement:

●	The borrower undertakes to maintain minimum deposit with the bank of $500 at all times.
●	The ratio of the corporate guarantor’s total liabilities (exclusive of the Promissory Note) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrower is entitled to distribute dividends to Pyxis. As of June 30, 2023, the requirement was met as such ratio was 34.4%, or 40.6% lower than the required threshold.
●	MSC is to be at least 125% of the respective outstanding loan balance.
●	No change shall be made directly or indirectly in the ownership, beneficial ownership, control or management of Eighthone or of Pyxis or any share therein or the “Pyxis Epsilon”, as a result of which less than 100% of the shares and voting rights in Eighthone or less than 20% of the shares and voting rights in Pyxis remain in the ultimate legal and beneficial owners disclosed at the negotiation of this loan agreement.

(d) On March 13, 2023 Tenthone concluded a loan agreement with Piraeus Bank in order to refinance the existing facility of the “Pyxis Karteria”. On the same date, Tenthone drew down an amount of $15,500 and fully settled the previous loan facility outstanding balance of $11,500. As of June 30, 2023, the outstanding balance of the Tenthone loan of $15,050 is repayable in three quarterly installments of $450,000, followed by 16 quarterly installments of $300,000 each, the first falling due in September 2023, and the last installment accompanied by a balloon payment of $8,900 falling due in March 2028.

Standard loan covenants of the Tenthone loan include, among others, a minimum liquidity and a MSC. Certain major covenants include, as defined in such agreement:

●	The borrower undertakes to maintain minimum deposit with the bank of $ $900,000 reduced to $500,000 after 6 months.
●	The ratio of the corporate guarantor’s total liabilities (exclusive of the Promissory Note) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrower is entitled to distribute dividends to Pyxis. As of June 30, 2023, the requirement was met as such ratio was 34.4%, or 40.6% lower than the required threshold.
●	MSC is to be at least 125% of the respective outstanding loan balance.
●	Minimum cash and cash equivalent shall not be less than the greater of (i) $2.0 million and (ii) 3% of the total debt excluding any promissory note.

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

7. Long-term Debt: – Continued:

Amounts presented in Restricted cash, current and non-current, in the Consolidated Balance Sheets are related to minimum cash and the retention account requirements imposed by the Company’s debt agreements.

The annual principal payments required to be made after June 30, 2023, are as follows:

To June 30,	Amount
2024	$5,777
2025	5,327
2026	24,377
2027 and thereafter	24,072
Total	$59,553

Total interest expense on long-term debt and the Promissory Note for the six months ended June 30, 2022, and 2023, amounted to $1,686, and $2,661, respectively, and is included in Interest and finance costs, net (Note 12) in the accompanying Consolidated Statements of Comprehensive Income. The Company’s weighted average interest rate (including the margin) for the six months ended June 30, 2022 and 2023, was 4.30% and 8.17% per annum, including the Promissory Note discussed in Note 3, respectively.

As of June 30, 2023, the Company was in compliance with all of the loan covenants in its loan agreements and there was no amount available to be drawn down under the existing loan agreements.